VANECK EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.8%
Argentina: 3.3%
MercadoLibre, Inc. (USD) *	45,310	$53,895,339

Brazil: 9.5%
Clear Sale SA *	3,481,000	4,306,422
Fleury SA	3,899,300	13,112,190
Infracommerce CXAAS SA *	2,271,600	6,822,839
JSL SA	13,596,500	22,846,221
Locaweb Servicos de Internet SA 144A *	4,732,300	10,039,010
Movida Participacoes SA *	7,602,900	27,897,767
Rede D’Or Sao Luiz SA 144A	2,123,700	22,258,248
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	14,754,400	39,635,958
Vasta Platform Ltd. (USD) * † ‡	942,139	5,389,035
Westwing Comercio Varejista Ltda *	3,766,100	2,404,710
		154,712,400
China: 26.2%
A-Living Smart City Services Co. Ltd. (HKD) 144A # †	14,561,000	20,159,502
China Animal Healthcare Ltd. (HKD) *∞	8,365,994	1
China Conch Environment Protection Holdings Ltd. (HKD) *	1,393,000	1,742,739
China Conch Venture Holdings Ltd. (HKD) #	1,393,000	4,060,860
China Education Group Holdings Ltd. (HKD) # †	33,661,000	28,963,547
China Feihe Ltd. (HKD) 144A #	5,474,000	5,389,356
Fu Shou Yuan International Group Ltd. (HKD) #	22,011,000	16,165,546
Ganfeng Lithium Co. Ltd. #	459,912	9,029,381
GDS Holdings Ltd. (HKD) # * †	3,397,600	16,448,065
GoerTek, Inc. #	1,333,921	7,181,267
JD.com, Inc. (HKD) # *	42,038	1,194,504
NetEase, Inc. (HKD) #	1,233,400	22,253,949
Pharmaron Beijing Co. Ltd. (HKD) 144A #	1,954,000	23,499,534
Ping An Bank Co. Ltd. #	10,076,583	24,311,884
Prosus NV (EUR) #	821,347	44,293,446
Qingdao TGOOD Electric Co. Ltd. #	1,336,310	3,908,881
Shandong Head Group Co. Ltd. # *	1,038,575	6,853,215
Shanghai Baosight Software Co. Ltd. #	3,585,022	27,423,000
Shenzhen Inovance Technology Co. Ltd. #	949,864	8,481,062
Shenzhou International Group Holdings Ltd. (HKD) #	300,000	3,960,606
Sungrow Power Supply Co. Ltd. #	1,105,746	18,545,834
Tencent Holdings Ltd. (HKD) #	671,800	30,966,180
Topsports International Holdings Ltd. (HKD) 144A #	12,441,000	10,340,202
Wuxi Biologics Cayman, Inc. (HKD) 144A # *	2,617,000	20,780,539
	Number of Shares	Value
China (continued)
Wuxi Shangji Automation Co. Ltd. #	491,423	$10,530,714
Yifeng Pharmacy Chain Co. Ltd. #	2,923,324	18,366,241
Yum China Holdings, Inc. (HKD) #	426,950	18,623,303
Zai Lab Ltd. (HKD) * †	2,817,000	12,928,287
Zhejiang Huayou Cobalt Co. Ltd. #	590,945	9,026,676
		425,428,321
Egypt: 2.2%
Cleopatra Hospital # *	52,387,115	14,287,009
Commercial International Bank Egypt SAE # *	7,339,082	18,492,544
Fawry for Banking & Payment Technology Services SAE # *	7,011,401	3,789,312
		36,568,865
Georgia: 1.7%
Bank of Georgia Group Plc (GBP) #	1,332,197	20,757,501
Georgia Capital Plc (GBP) # *	783,997	6,454,851
		27,212,352
Germany: 1.1%
Delivery Hero SE 144A # *	416,100	18,135,214
Hungary: 1.0%
OTP Bank Nyrt # *	448,400	16,267,049
India: 14.8%
Cholamandalam Investment and Finance Co. Ltd. #	2,203,500	20,697,636
HDFC Bank Ltd. #	2,868,000	55,223,985
HDFC Bank Ltd. (ADR)	486,000	29,806,380
Oberoi Realty Ltd. # *	1,262,400	15,572,178
Phoenix Mills Ltd. #	1,180,800	17,066,619
Reliance Industries Ltd. #	2,932,866	101,488,821
		239,855,619
Indonesia: 2.3%
Bank BTPN Syariah Tbk PT #	161,500,000	36,984,300
Kazakhstan: 1.3%
Kaspi.kz JSC (USD) (GDR) #	415,540	20,818,554
Kuwait: 0.5%
Humansoft Holding Co. KSC #	770,490	8,175,320
Mexico: 3.2%
Qualitas Controladora SAB de CV	2,762,558	15,755,886
Regional SAB de CV	5,096,900	35,611,674
		51,367,560
Philippines: 4.6%
Bloomberry Resorts Corp. # *	95,800,000	12,636,434
International Container Terminal Services, Inc. #	14,353,240	62,179,290
		74,815,724
Poland: 0.6%
InPost SA (EUR) # *	1,520,300	9,646,052
Russia: 0.0%
Detsky Mir PJSC 144A	11,544,900	1,421

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VANECK EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Russia (continued)
Fix Price Group Ltd. (USD) (GDR) #	3,811,800	$38,118
Sberbank of Russia PJSC (ADR) #	1,388,865	1
Yandex NV (USD) *	390,700	3,907
		43,447
South Africa: 1.5%
Transaction Capital Ltd.	7,146,710	24,185,102
South Korea: 5.3%
Doosan Fuel Cell Co. Ltd. # * †	355,260	11,861,279
LG Chem Ltd. #	95,410	41,690,966
NAVER Corp. #	119,450	33,198,615
		86,750,860
Taiwan: 13.3%
Chroma ATE, Inc. #	1,969,000	12,278,705
MediaTek, Inc. #	2,053,000	63,890,418
Poya International Co. Ltd. #	1,529,156	20,703,165
Taiwan Semiconductor Manufacturing Co. Ltd. #	5,262,000	107,942,105
Wiwynn Corp. #	304,000	10,724,018
		215,538,411
Tanzania: 1.4%
Helios Towers Plc (GBP) * †	14,607,647	22,144,487
Turkey: 2.7%
Agesa Hayat ve Emeklilik AS	3,020,800	4,171,378
MLP Saglik Hizmetleri AS 144A * ‡	10,730,392	22,160,334
Sok Marketler Ticaret AS	11,235,840	9,565,024
Tofas Turk Otomobil Fabrikasi AS	1,479,100	7,848,275
		43,745,011
United Kingdom: 0.3%
Hirco Plc # *∞	812,346	1
ReNew Energy Global Plc (USD) * †	554,000	4,553,880
		4,553,881
Total Common Stocks (Cost: $1,631,648,554)		1,570,843,868

PREFERRED SECURITIES: 4.2%
Brazil: 1.0%
Raizen SA, *	10,734,000	15,849,449
South Korea: 3.2%
Samsung Electronics Co. Ltd., #	993,030	51,454,261
Total Preferred Securities (Cost: $74,383,599)		67,303,710

MONEY MARKET FUND: 0.1% (Cost: $1,135,629)
Invesco Treasury Portfolio - Institutional Class	1,135,629	1,135,629
Total Investments Before Collateral for Securities Loaned: 101.1% (Cost: $1,707,167,782)		1,639,283,207
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $2,107,172)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	2,107,172	$2,107,172
Total Investments: 101.2% (Cost: $1,709,274,954)		1,641,390,379
Liabilities in excess of other assets: (1.2)%		(18,978,391)
NET ASSETS: 100.0%		$1,622,411,988

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Definitions:
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $30,683,564.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,223,211,615 which represents 75.4% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $152,763,360, or 9.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	7.0%	$115,389,976
Consumer Discretionary	15.4	252,768,185
Consumer Staples	2.0	33,320,621
Energy	7.2	117,338,270
Financials	18.8	308,720,172
Health Care	7.9	129,026,142
Industrials	13.5	221,336,657
Information Technology	20.5	336,295,137
Materials	4.1	66,600,238
Real Estate	3.2	52,798,300
Utilities	0.3	4,553,880
Money Market Fund	0.1	1,135,629
	100.0%	$1,639,283,207
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